MIO-Q3

Quarterly Report
June 30, 2025
MFS®  International New Discovery Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Aerospace & Defense – 1.3%
Babcock International Group PLC	1,118,721	$17,628,830
LISI Group	370,376	16,491,551
Melrose Industries PLC	312,167	2,274,457
MTU Aero Engines Holding AG	44,500	19,772,362
Singapore Technologies Engineering Ltd.	4,830,800	29,596,486
		$85,763,686
Airlines – 0.8%
Enav S.p.A.	5,048,123	$23,321,924
Kamigumi Co. Ltd.	504,600	14,040,708
Mainfreight Ltd.	298,671	12,224,987
		$49,587,619
Alcoholic Beverages – 0.8%
Carlsberg Group	191,118	$27,078,633
China Resources Beer Holdings Co. Ltd.	8,530,000	27,165,778
		$54,244,411
Apparel Manufacturers – 0.8%
Burberry Group PLC (a)	500,970	$8,128,099
Eclat Textile Co. Ltd.	1,185,000	16,631,864
Shenzhou International Group Holdings Ltd.	3,566,000	25,348,289
		$50,108,252
Automotive – 1.8%
ARB Corp.	431,639	$9,289,521
Daikyonishikawa Corp.	325,221	1,461,185
Hero MotoCorp Ltd.	401,936	19,858,244
Koito Manufacturing Co. Ltd.	1,128,000	13,508,115
Mahindra & Mahindra Ltd.	464,391	17,237,050
Niterra Co. Ltd.	371,900	12,396,236
Opmobility	312,687	4,000,060
Stanley Electric Co. Ltd.	565,431	11,204,176
TS Tech Co. Ltd.	975,700	11,460,689
USS Co. Ltd.	1,617,000	17,836,912
		$118,252,188
Biotechnology – 0.1%
Virbac S.A.	17,652	$6,643,419
Broadcasting – 1.8%
4imprint Group PLC	58,121	$2,919,940
Nippon Television Holdings, Inc.	616,600	14,326,889
TBS Holdings, Inc.	539,000	18,939,203
Tencent Music Entertainment Group, ADR	2,259,999	44,047,381
Toho Co. Ltd.	592,700	35,025,707
		$115,259,120
Brokerage & Asset Managers – 2.9%
B3 S.A. - Brasil Bolsa Balcao	10,582,800	$28,399,482
Bolsa Mexicana de Valores S.A. de C.V.	8,993,900	20,605,279
Euronext N.V.	239,067	40,861,462
IG Group Holdings PLC	628,352	9,177,078
IPH Ltd.	7,692,092	23,186,481
JAFCO Group Co. Ltd.	192,800	3,299,577
Omni Bridgeway Ltd. (a)(l)	6,564,988	5,789,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Partners Group Holding AG	1,872	$2,441,893
Rathbones Group PLC	595,477	14,206,091
TMX Group Ltd.	930,398	39,436,440
		$187,403,584
Business Services – 8.2%
Amadeus Fire AG	98,620	$9,386,490
Auto Trader Group PLC	776,232	8,783,940
Bunzl PLC	758,654	24,159,701
CAR Group Ltd.	611,917	15,070,275
Compass Group PLC	1,016,151	34,410,201
dip Corp. (l)	393,800	6,234,950
Doshisha Co. Ltd.	138,700	2,386,713
Elis S.A.	291,962	8,370,931
Fullcast Holdings Co. Ltd. (l)	654,300	7,746,825
GMO Payment Gateway, Inc.	321,200	20,834,896
IMCD Group N.V.	111,806	15,020,599
Imdex Ltd.	9,827,270	17,592,464
Intertek Group PLC	371,220	24,152,913
Iwatani Corp.	1,225,200	13,030,060
Johnson Service Group PLC	2,726,604	5,688,863
Karnov Group AB (a)	796,286	9,039,427
Moltiply Group S.p.A	208,390	11,169,022
MONY Group PLC	6,959,211	21,130,265
NS Solutions Corp. (l)	2,318,000	65,642,193
Pasona Group, Inc. (l)	452,700	7,035,468
Pluxee N.V. (l)	579,806	12,628,346
Rightmove PLC	2,487,834	26,930,101
RS Group PLC	2,416,868	19,059,117
San-Ai Obbli Co. Ltd.	1,919,700	24,195,379
Scout24 AG	252,602	34,843,401
Sodexo	760,836	46,783,037
Sohgo Security Services Co. Ltd.	2,783,300	19,492,088
TIS, Inc.	534,400	17,953,732
		$528,771,397
Chemicals – 0.5%
Borregaard ASA	579,967	$11,415,903
JCU Corp.	606,100	13,973,487
KH Neochem Co. Ltd. (l)	400,700	7,028,702
		$32,418,092
Computer Software – 3.7%
ARGO GRAPHICS, Inc.	745,300	$27,171,452
Douzone Bizon Co. Ltd.	520,101	26,012,757
Iress Ltd.	1,531,682	8,064,612
Kingdee International Software Group Co. Ltd. (a)	6,225,000	12,243,900
OBIC Co. Ltd.	2,620,300	102,097,172
PCA Corp. (h)	1,368,600	17,125,914
Temairazu, Inc. (l)	255,700	5,495,583
Totvs S.A.	1,573,800	12,226,924
Wisetech Global Ltd.	409,512	29,385,801
		$239,824,115
Computer Software - Systems – 2.5%
Alten S.A.	25,235	$2,213,068
Amadeus IT Group S.A.	382,535	32,209,396
DTS Corp.	766,500	27,518,524
Elecom Co. Ltd.	831,800	10,454,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
EPAM Systems, Inc. (a)	103,862	$18,364,879
Kardex Holding AG	84,087	29,249,495
Pole To Win Holdings, Inc. (l)	1,669,900	4,278,970
Venture Corp. Ltd.	4,122,200	36,991,193
		$161,280,426
Conglomerates – 0.0%
Koc Holding A.S.	444,920	$1,720,782
Construction – 3.5%
Bellway PLC	391,475	$15,497,409
Breedon Group PLC	9,301,024	49,280,815
Forterra PLC (h)	12,731,491	34,427,486
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,144,251	10,942,783
James Hardie Industries PLC, GDR (a)	671,423	18,427,107
Kingspan Group PLC	32,113	2,731,146
Marshalls PLC	493,185	1,821,050
PT Indocement Tunggal Prakarsa Tbk	24,290,400	7,967,132
Reliance Worldwide Corp.	4,744,190	12,801,793
Rinnai Corp.	263,900	6,558,787
Techtronic Industries Co. Ltd.	4,066,000	44,700,387
Zhejiang Supor Co. Ltd., “A”	2,630,679	19,234,006
		$224,389,901
Consumer Products – 1.1%
Dabur India Ltd.	6,536,683	$36,986,071
Essity AB	846,684	23,447,157
Kobayashi Pharmaceutical Co. Ltd. (l)	114,000	4,269,310
Lion Corp. (l)	652,000	6,746,155
Mitsubishi Pencil Co. Ltd. (l)	84,900	1,200,939
PZ Cussons PLC	356,972	362,598
		$73,012,230
Consumer Services – 1.2%
Asante, Inc.	166,500	$1,882,310
Heian Ceremony Service Co.	356,067	2,188,253
Meitec Group Holdings, Inc.	1,091,500	24,072,803
SMS Co. Ltd.	543,100	5,594,867
Trip.com Group Ltd.	584,431	33,949,329
WEB Travel Group Ltd. (a)	3,203,803	9,383,194
		$77,070,756
Containers – 2.1%
CCL Industries, Inc.	212,811	$12,410,003
Elopak ASA	523,195	2,439,646
Huhtamaki Oyj	602,759	21,499,404
Mayr-Melnhof Karton AG	130,926	11,782,735
Toyo Seikan Group Holdings Ltd.	884,300	17,335,363
Verallia	1,069,188	35,516,490
Viscofan S.A.	394,133	28,041,846
Winpak Ltd.	288,410	9,454,468
		$138,479,955
Electrical Equipment – 2.7%
Advantech Co. Ltd.	886,843	$10,322,012
Cembre S.p.A. (l)	530,945	35,461,692
Halma PLC	583,742	25,640,751
Legrand S.A.	387,630	51,825,094
LS Electric Co. Ltd.	118,676	26,292,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Sagami Rubber Industries Co. Ltd.	259,000	$1,661,859
TAKUMA Co. Ltd.	948,000	13,482,198
Voltronic Power Technology Corp.	287,659	12,407,584
		$177,093,517
Electronics – 4.4%
Amano Corp.	183,120	$5,701,955
ASM International N.V.	22,632	14,486,699
ASM Pacific Technology Ltd.	4,264,800	31,266,344
Chroma Ate, Inc.	2,394,000	36,264,035
Fukui Computer Holdings, Inc.	200,700	4,156,018
Globalwafers Co. Ltd.	1,825,000	18,836,009
INTER ACTION Corp. (l)	457,600	4,362,937
Samsung Electro-Mechanics Co. Ltd.	283,605	28,305,864
Silergy Corp.	2,262,000	27,527,763
Silicon Motion Technology Corp., ADR	687,185	51,655,696
Tripod Technology Corp.	4,678,000	39,634,568
VAT Group AG	11,359	4,791,553
Zuken, Inc.	547,200	20,367,293
		$287,356,734
Energy - Independent – 0.6%
PT United Tractors Tbk	13,900,400	$18,365,481
Santos Ltd.	3,964,948	19,989,004
		$38,354,485
Energy - Integrated – 0.8%
Capricorn Energy PLC (a)	131,896	$416,408
Galp Energia SGPS S.A., “B”	1,738,503	31,885,330
Petronet LNG Ltd.	5,549,509	19,535,877
		$51,837,615
Engineering - Construction – 1.1%
Comsys Holdings Corp.	157,400	$3,648,493
Doosan Bobcat, Inc.	416,016	17,940,228
Johns Lyng Group Ltd. (l)	3,994,428	8,333,717
NRW Holdings Ltd.	5,424,013	10,673,744
Prologis Property Mexico S.A. de C.V., REIT	1,396,624	5,278,508
Technip Energies N.V.	669,169	28,171,970
		$74,046,660
Entertainment – 1.0%
CTS Eventim AG	418,223	$51,924,866
Toei Co. Ltd. (l)	388,400	14,105,982
		$66,030,848
Food & Beverages – 6.0%
ARIAKE JAPAN Co. Ltd.	835,700	$38,417,652
AVI Ltd.	2,948,805	15,678,657
Bakkafrost P/f	574,752	25,876,784
Cranswick PLC	744,621	54,682,565
Ezaki Glico Co. Ltd. (l)	327,400	10,480,983
Gruma S.A.B. de C.V.	880,733	15,196,511
Kato Sangyo Co. Ltd.	696,300	26,593,868
Kerry Group PLC	180,943	19,982,044
Morinaga & Co. Ltd.	1,137,700	18,763,498
Orion Corp.	453,272	36,541,193
S Foods, Inc.	822,800	14,958,442
Shenguan Holdings Group Ltd.	12,955,505	462,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
T. Hasegawa Co. Ltd. (h)	2,480,800	$50,647,908
Tate & Lyle PLC	369,294	2,618,197
Tingyi (Cayman Islands) Holdings Corp.	13,280,000	19,454,901
Toyo Suisan Kaisha Ltd.	280,200	18,650,165
Universal Robina Corp.	13,556,010	21,550,518
		$390,555,996
Food & Drug Stores – 1.8%
BIM Birlesik Magazalar A.S.	331,070	$4,113,665
Cosmos Pharmaceutical Corp.	178,500	11,335,596
DFI Retail Group Holdings Ltd.	6,240,009	17,222,425
Jeronimo Martins, SGPS S.A.	600,027	15,182,103
JM Holdings Co. Ltd.	248,200	4,513,981
Nahdi Medical Co.	240,517	8,189,314
Paltac Corp.	453,300	12,710,846
SAN-A Co. Ltd.	171,600	3,517,678
Spencer's Retail Ltd. (a)	709,919	529,376
Sugi Holdings Co. Ltd.	1,023,200	23,411,992
Sundrug Co. Ltd.	570,300	17,856,899
		$118,583,875
Forest & Paper Products – 0.2%
Sakata Seed Corp.	177,400	$4,317,815
Suzano S.A.	1,108,600	10,449,174
		$14,766,989
Furniture & Appliances – 1.0%
De'Longhi S.p.A.	272,373	$9,143,990
Howden Joinery Group PLC	1,914,453	22,494,601
Paramount Bed Holdings Co. Ltd.	1,441,800	25,671,159
SEB S.A. (l)	108,267	10,215,402
		$67,525,152
Gaming & Lodging – 1.2%
Flutter Entertainment PLC (a)	80,928	$23,125,985
Galaxy Entertainment Group Ltd.	2,143,000	9,513,888
Sands China Ltd.	13,650,400	28,413,880
Shangri-La Asia Ltd.	29,382,000	15,982,413
		$77,036,166
General Merchandise – 2.0%
B&M European Value Retail S.A.	3,323,017	$12,379,475
Dollarama, Inc.	819,592	115,480,167
Seria Co. Ltd.	179,200	3,341,217
		$131,200,859
Insurance – 2.9%
Admiral Group PLC	208,528	$9,359,916
AUB Group Ltd.	2,225,067	51,957,900
Hiscox Ltd.	1,707,855	29,420,804
Samsung Fire & Marine Insurance Co. Ltd.	122,311	39,332,375
Steadfast Group Ltd.	9,449,683	37,378,046
Unipol Gruppo S.p.A.	1,160,173	22,993,479
		$190,442,520
Interactive Media Services – 0.5%
Digital Garage, Inc. (l)	460,800	$15,119,475
Kakaku.com, Inc.	823,000	15,304,983
		$30,424,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.4%
Kawai Musical Instruments Manufacturing Co. Ltd. (l)	117,200	$2,108,713
Thule Group AB	328,509	9,444,603
VTech Holdings Ltd.	1,736,465	12,597,747
		$24,151,063
Machinery & Tools – 5.1%
AirTAC International Group	860,000	$25,642,202
Azbil Corp.	2,469,700	23,495,636
Carel Industries S.p.A. (l)	112,175	2,986,286
DAIFUKU Co. Ltd. (l)	248,600	6,425,396
Finning International, Inc.	344,348	14,722,189
Fuji Seal International, Inc.	1,373,500	26,601,101
Fujitec Co. Ltd. (l)	424,600	18,274,857
Galilei Co. Ltd.	1,098,300	23,261,796
GEA Group AG	876,565	61,333,455
Haitian International Holdings Ltd.	7,943,000	20,641,813
Interpump Group S.p.A.	54,235	2,257,735
METAWATER Co. Ltd.	851,700	13,118,090
MISUMI Group, Inc.	221,000	2,963,446
MonotaRO Co. Ltd.	542,800	10,723,697
Nabtesco Corp. (l)	712,800	12,777,981
Nissei ASB Machine Co. Ltd.	148,100	6,026,638
Obara Group, Inc.	125,700	3,129,298
Rational AG	2,934	2,460,747
Rotork PLC	2,161,512	9,530,002
SGH Ltd.	910,570	32,403,699
Spirax-Sarco Engineering PLC	113,711	9,294,886
		$328,070,950
Major Banks – 1.2%
Banco Bradesco S.A., ADR	3,642,226	$11,254,478
Bank of Ireland Group PLC	1,225,299	17,442,775
BPER Banca S.p.A.	2,265,145	20,588,044
Kyoto Financial Group, Inc.	1,633,600	29,290,339
		$78,575,636
Medical & Health Technology & Services – 1.4%
Amplifon S.p.A.	63,551	$1,491,958
ARATA Corp.	290,400	6,120,371
AS ONE Corp.	1,719,400	29,742,199
BML, Inc.	864,200	19,863,908
Burning Rock Biotech Ltd., ADR (a)	28,538	90,180
DKSH Holding Ltd.	44,915	3,487,005
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,125,900	4,487,573
Hapvida Participacoes e Investimentos S.A. (a)	951,960	6,456,669
ICON PLC (a)	20,712	3,012,560
Medipal Holdings Corp.	708,400	11,496,342
Ryman Healthcare Ltd. (a)	3,194,641	4,361,937
		$90,610,702
Medical Equipment – 2.7%
ConvaTec Group PLC	8,050,508	$31,869,728
Demant A.S. (a)	196,988	8,216,969
Eiken Chemical Co. Ltd. (l)	588,600	8,710,160
Fukuda Denshi Co. Ltd.	561,000	27,269,887
Gerresheimer AG	287,112	16,193,188
Nakanishi, Inc.	1,067,100	14,049,662
Shimadzu Corp.	611,200	15,160,629
Smith & Nephew PLC	2,002,674	30,596,041

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Sonova Holding AG	71,259	$21,230,862
Straumann Holding AG	15,395	2,009,140
Tecan Group AG	13,398	2,732,115
		$178,038,381
Metals & Mining – 0.1%
Iluka Resources Ltd.	2,269,473	$5,675,884
Natural Gas - Distribution – 1.2%
China Resources Gas Group Ltd.	5,424,500	$13,855,021
DCC PLC	159,247	10,334,954
Italgas S.p.A.	6,111,947	51,836,890
		$76,026,865
Natural Gas - Pipeline – 0.4%
APA Group	5,110,343	$27,478,751
Network & Telecom – 0.3%
NOHMI BOSAI Ltd.	663,400	$16,837,797
Oil Services – 1.6%
ADNOC Drilling Co. PJSC	9,800,020	$15,209,964
JGC Holdings Corp.	2,493,600	21,636,424
Samsung Engineering Co. Ltd.	1,794,884	29,391,624
TechnipFMC PLC	397,171	13,678,569
Tenaris S.A., ADR	655,294	24,507,996
		$104,424,577
Other Banks & Diversified Financials – 5.1%
AEON Financial Service Co. Ltd.	2,436,600	$21,734,056
AEON Thana Sinsap Public Co. Ltd.	2,515,700	7,254,874
Allfunds Group PLC	914,847	7,004,686
Banco Comercial Portugues S.A.	10,241,602	7,969,541
Banco Santander Chile S.A.	94,394,751	5,928,391
Bank of Cyprus Holdings PLC	327,233	2,420,715
Credicorp Ltd.	108,451	24,240,967
E.Sun Financial Holding Co. Ltd.	12,830,477	14,428,357
Federal Bank Ltd.	18,919,534	47,016,454
FinecoBank S.p.A.	1,125,536	24,971,916
Hachijuni Bank Ltd.	3,365,400	27,366,296
Julius Baer Group Ltd.	213,590	14,439,432
Komercni Banka A.S.	457,174	22,106,955
Metropolitan Bank & Trust Co.	26,716,317	34,385,460
Saudi Awwal Bank	1,456,872	13,090,678
Shizuoka Financial Group, Inc.	2,804,900	32,683,741
Shriram Finance Ltd.	1,896,488	15,631,210
Zenkoku Hosho Co. Ltd.	352,800	7,920,575
		$330,594,304
Pharmaceuticals – 1.5%
Daito Pharmaceutical Co. Ltd. (l)	1,362,180	$9,430,877
Ipca Laboratories Ltd.	2,273,546	36,844,383
Kalbe Farma Tbk PT	220,495,700	20,711,792
Santen Pharmaceutical Co. Ltd.	1,513,700	17,375,411
Suzuken Co. Ltd./Aichi Japan	331,800	11,999,683
		$96,362,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.9%
ALS Ltd.	1,606,900	$18,084,639
Daiseki Co. Ltd.	1,550,540	37,523,919
		$55,608,558
Precious Metals & Minerals – 1.2%
Agnico Eagle Mines Ltd.	653,341	$77,839,577
Printing & Publishing – 0.2%
Wolters Kluwer N.V.	56,523	$9,451,211
Railroad & Shipping – 0.5%
Keisei Electric Railway Co. Ltd.	1,795,600	$16,851,869
Sankyu, Inc.	329,600	17,697,074
		$34,548,943
Real Estate – 4.0%
Aldar Properties PJSC	6,658,305	$16,171,671
Big Yellow Group PLC, REIT	991,388	13,771,587
CapitaLand India Trusts REIT	22,402,359	18,499,785
CapitaLand Integrated Commercial Trust, REIT	504,227	860,537
CapitaLand Investment Ltd.	16,224,200	33,813,708
City Developments Ltd.	2,844,300	11,609,844
Embassy Office Parks REIT	3,714,194	16,868,920
LEG Immobilien SE	523,764	46,488,524
Midland Holdings Ltd. (a)(h)	42,305,000	8,622,730
Rural Funds Group, REIT (l)	11,073,567	12,827,000
Shaftesbury Capital PLC, REIT	5,322,154	11,403,815
Swire Properties Ltd.	11,742,800	29,319,789
TAG Immobilien AG	247,858	4,405,742
Unite Group PLC, REIT	2,962,763	34,466,441
		$259,130,093
Restaurants – 0.8%
Cafe de Coral Holdings Ltd.	15,790,000	$13,919,426
Domino's Pizza Enterprises Ltd. (l)	440,877	5,591,445
Greggs PLC	1,288,583	33,942,763
		$53,453,634
Specialty Chemicals – 3.5%
Air Water, Inc.	766,300	$11,456,852
Croda International PLC	670,299	26,903,312
Essentra PLC	12,516,134	18,382,890
Japan Pure Chemical Co. Ltd. (l)	40,800	896,719
Kureha Corp. (l)	402,100	8,781,671
Nihon Parkerizing Co. Ltd.	1,026,800	9,069,752
Nitto Denko Corp.	362,000	7,017,277
NOF Corp.	939,200	18,036,579
Sika AG	53,173	14,435,017
SK KAKEN Co. Ltd.	577,700	34,299,747
Symrise AG	695,898	73,071,004
Taisei Lamick GroupTaisei Lamick Group Head Quarter	215,000	3,725,044
		$226,075,864
Specialty Stores – 1.6%
Just Eat Takeaway.com (a)	464,538	$10,629,409
Kitanotatsujin Corp. (l)	1,108,000	1,100,267
Multiplan Empreendimentos Imobiliarios S.A.	4,372,712	21,899,375
Nishimatsuya Chain Co. Ltd. (l)	1,287,600	18,705,317
Shimamura Co. Ltd.	223,600	15,713,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
ZOZO, Inc.	3,180,300	$34,385,800
		$102,433,734
Telecom - Infrastructure – 1.5%
Cellnex Telecom S.A.	1,559,996	$60,548,831
Infrastrutture Wireless Italiane S.p.A.	2,816,313	34,435,400
		$94,984,231
Telecom Services – 0.7%
Etihad Etisalat Co.	1,342,425	$21,225,384
Hellenic Telecommunications Organization S.A.	1,018,894	19,371,328
NOS, SGPS S.A.	677,348	3,087,803
		$43,684,515
Trucking – 0.7%
Freightways Group Ltd.	1,695,234	$11,480,295
Hamakyorex Co. Ltd.	449,600	4,233,586
Seino Holdings Co. Ltd.	917,200	14,107,830
SG Holdings Co. Ltd.	1,021,200	11,392,367
Yamato Holdings Co. Ltd.	523,100	7,010,750
		$48,224,828
Utilities - Electric Power – 0.7%
CESC Ltd.	21,333,946	$42,725,108
Total Common Stocks		$6,264,493,159
Mutual Funds (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 4.35% (v)	213,890,286	$213,911,675
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j)	505,384	$505,384

Other Assets, Less Liabilities – 0.1%		6,372,683
Net Assets – 100.0%		$6,485,282,901

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$324,735,713 and $6,154,174,505, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,755,747,077	$—	$—	$1,755,747,077
United Kingdom	707,548,090	—	—	707,548,090
Australia	379,384,878	—	—	379,384,878
Germany	319,879,779	—	—	319,879,779
Canada	269,342,844	—	—	269,342,844
Italy	265,166,332	—	—	265,166,332
France	263,720,830	—	—	263,720,830
Taiwan	253,350,090	—	—	253,350,090
India	253,232,693	—	—	253,232,693
Other Countries	1,789,865,672	7,254,874	—	1,797,120,546
Investment Companies	214,417,059	—	—	214,417,059
Total	$6,471,655,344	$7,254,874	$—	$6,478,910,218
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At June 30, 2025, the value of securities loaned was $103,389,504. These loans were collateralized by cash of $505,384 and U.S. Treasury
Obligations (held by the custodian or a triparty custodian) of $109,284,769.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$33,923,677	$—	$4,886,452	$(1,637,430)	$7,027,691	$34,427,486
MFS Institutional Money Market Portfolio	53,007,561	698,941,894	538,034,144	(9,062)	5,426	213,911,675
Midland Holdings Ltd.	4,769,475	—	118,656	(320,871)	4,292,782	8,622,730
PCA Corp.	20,108,197	—	373,128	(104,240)	(2,504,915)	17,125,914
T. Hasegawa Co. Ltd.	63,678,141	—	6,092,679	20,619	(6,958,173)	50,647,908
	$175,487,051	$698,941,894	$549,505,059	$(2,050,984)	$1,862,811	$324,735,713

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$366,130	$—
MFS Institutional Money Market Portfolio	4,072,196	—
Midland Holdings Ltd.	—	—
PCA Corp.	814,711	—
T. Hasegawa Co. Ltd.	626,521	—
	$5,879,558	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2025, are as follows:
Japan	27.0%
United Kingdom	10.9%
Australia	5.8%
Germany	4.9%
United States	4.4%
Canada	4.1%
Italy	4.1%
France	4.1%
Taiwan	3.9%
Other Countries	30.8%